Shareholders' Equity - Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	$ (4,906)	$ (5,468)	$ (5,710)
Selling, general and administrative	(927)	(1,066)	(1,166)
Research and development	(1,520)	(1,816)	(2,413)
Income tax benefit (expense)	23	(37)	(51)
Net of tax	613	1,042	794	670
Attributable to the Company's stockholders	4,994	5,643
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax	(76)	33	24	(55)
Accumulated Defined Benefit Plan Items [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax	(126)	(77)	(158)	(133)
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the year	(7)	17	(72)
Attributable to noncontrolling interest		(2)	5
Attributable to the Company's stockholders	(7)	15	(67)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit (expense)		(4)	12
Net of tax	(2)	29	(59)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Foreign Exchange Contract [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(1)	16	(39)
Selling, general and administrative	(1)	3	(5)
Research and development		14	(27)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plan Items [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit (expense)	1	5	6
Net of tax	(5)	(12)	(13)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plan Items [Member] | Amortization of Actuarial Gains (Losses) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales		(1)	(1)
Selling, general and administrative	(1)	(5)	(6)
Research and development	(4)	(6)	(7)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plan Items [Member] | Amortization of Prior Service Cost [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative		(1)	(1)
Research and development	$ (1)	$ (4)	$ (4)